Varonis Systems, Inc.

1250 Broadway, 31st Floor

New York, New York 10001

August 21, 2013

VIA EDGAR (CONFIDENTIAL SUBMISSION)

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Varonis Systems, Inc. (CIK: 0001361113);
Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Varonis Systems, Inc., a Delaware corporation (the “Company”), the undersigned hereby confidentially submits a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

The Company is an “emerging growth company” pursuant to Title 1, Section 101 of the Jobs Act. Therefore, the Company is permitted to make this confidential submission of its draft Registration Statement for review by the Staff.

Please direct all notices and communications with respect to this confidential submission to the following:

Yakov Faitelson

Chief Executive Officer and President

Varonis Systems, Inc.

1250 Broadway, 31st Floor

New York, NY 10001

Telephone: (877) 292-8767

and

Seth Gerson

Vice President and General Counsel

Varonis Systems, Inc.

1250 Broadway, 31st Floor

New York, NY 10001

Telephone: (877) 292-8767

U.S. Securities and Exchange Commission

August 21, 2013

and a copy to: Phyllis Korff

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

Telephone: (212) 735-2694

Facsimile: (917) 777-2694

and

Yossi Vebman

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

Telephone: (212) 735-3719

Facsimile: (917) 777-3719

U.S. Securities and Exchange Commission

August 21, 2013

Very truly yours,

VARONIS SYSTEMS, INC.

By:	/s/ Yakov Faitelson
Name:	Yakov Faitelson
Title:	Chief Executive Officer and President

cc:	Phyllis G. Korff, Skadden, Arps, Slate, Meagher & Flom LLP
Yossi Vebman, Skadden, Arps, Slate, Meagher & Flom LLP